Covered Assets (Tables)	12 Months Ended
Sep. 30, 2011
Covered Assets [Abstract]
Summary of carrying value of acquired impaired and non-impaired loans
The following table reflects the carrying value of all acquired impaired and non-impaired loans as of September 30, 2011 and 2010:

	September 30, 2011			September 30, 2010
	Acquired Impaired Loans	Acquired Non-impaired Loans	Total	Acquired Impaired Loans	Acquired Non-impaired Loans	Total
	(In thousands)
Single-family residential	$9,235	$46,214	$55,449	$7,872	$58,863	$66,735
Construction – speculative	8,006	1,315	9,321	24,353	5,277	29,630
Construction – custom	2,799	—	2,799	6,533	394	6,927
Land – acquisition & development	32,159	15,058	47,217	78,308	24,674	102,982
Land – consumer lot loans	499	654	1,153	499	1,314	1,813
Multi-family	9,333	34,906	44,239	12,342	41,916	54,258
Commercial real estate	101,599	148,464	250,063	127,844	181,143	308,987
Commercial & industrial	35,993	22,881	58,874	45,214	38,340	83,554
HELOC	1,829	21,730	23,559	1,911	24,676	26,587
Consumer	1,485	1,199	2,684	1,956	1,955	3,911
Total covered loans	$202,937	$292,421	$495,358	$306,832	$378,552	$685,384
Allowance for losses	(3,766)	—	(3,766)	—	—	—
	$199,171	$292,421	$491,592	$306,832	$378,552	$685,384
Discount			(109,409)			(150,910)
Covered loans, net			$382,183			$534,474

Schedule of changes in carrying amount and accretable yield for acquired impaired and non-impaired loans
Changes in the carrying amount and accretable yield for acquired impaired and non-impaired loans were as follows for the fiscal years ended September 30, 2011 and 2010:

	September 30, 2011				September 30, 2010
	Acquired Impaired		Acquired Non-impaired		Acquired Impaired		Acquired Non-impaired
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
	(In thousands)				(In thousands)
Balance at beginning of period	$27,019	$190,530	$39,813	$343,944	$—	$—	$—	$—
Additions	—	—	—	—	36,731	246,383	50,000	425,000
Reclassification from nonaccretable balance, net	24,025	—	—	—	—	—	—	—
Accretion	(13,972)	13,972	(9,443)	9,443	(9,712)	9,712	(10,187)	10,187
Transfers to REO	—	(54,638)	—	—	—	(34,536)	—	—
Payments received, net	—	(33,803)	—	(83,499)	—	(31,029)	—	(91,243)
Balance at end of period	$37,072	$116,061	$30,370	$269,888	$27,019	$190,530	$39,813	$343,944

Schedule of activity for FDIC indemnification asset

	September 30, 2011	September 30, 2010
	(In thousands)
Balance at beginning of period	$131,128	$—
Additions	7,707	227,500
Payments received	(32,828)	(92,551)
Amortization	(10,239)	(8,150)
Accretion	3,103	4,329
Balance at end of period	$98,871	$131,128

Summary of loans based on credit quality indicators
The following tables provide information on loans based on credit quality indicators (defined in Note A) as of September 30, 2011 and 2010:
Credit Risk Profile by Internally Assigned Grade:

September 30, 2011	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Single-family residential	$6,047,279	$—	$171,599	$—	$—	$6,218,878
Construction - speculative	56,485	21,035	62,939	—	—	140,459
Construction - custom	279,851	—	—	—	—	279,851
Land - acquisition & development	44,888	44,840	110,964	—	—	200,692
Land - consumer lot loans	162,670	—	476	—	—	163,146
Multi-family	663,582	4,629	32,462	—	—	700,673
Commercial real estate	264,083	4,125	35,234	—	—	303,442
Commercial & industrial	104,171	1,128	1,407	2,245	381	109,332
HELOC	115,092	—	—	—	—	115,092
Consumer	66,512	528	469	—	—	67,509
	$7,804,613	$76,285	$415,550	$2,245	$381	$8,299,074
Total grade as a % of total gross loans	94.1%	0.9%	5.0%	—%	—%

September 30, 2010	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Single-family residential	$6,395,018	$1,041	$155,778	$—	$—	$6,551,837
Construction - speculative	68,984	7,689	93,039	—	—	169,712
Construction - custom	256,384	—	—	—	—	256,384
Land - acquisition & development	110,088	9,868	187,274	—	—	307,230
Land - consumer lot loans	186,840	—	—	—	—	186,840
Multi-family	661,820	2,046	33,485	—	—	697,351
Commercial real estate	273,001	3,768	39,048	—	98	315,915
Commercial & industrial	62,699	10,436	9,758	—	177	83,070
HELOC	116,143	—	—	—	—	116,143
Consumer	90,497	1,150	977	—	—	92,624
	$8,221,474	$35,998	$519,359	$—	$275	$8,777,106
Total grade as a % of total gross loans	93.7%	0.4%	5.9%	—%	—%

	Internally Assigned Grade					Total Net Loans
	Pass	Special mention	Substandard	Doubtful	Loss
	(In thousands)
Purchased non-credit impaired loans:
Single-family residential	$45,619	$—	$595	$—	$—	$46,214
Construction - speculative	1,315	—	—	—	—	1,315
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	8,383	6,315	360	—	—	15,058
Land - consumer lot loans	543	—	111	—	—	654
Multi-family	32,448	—	2,458	—	—	34,906
Commercial real estate	118,124	1,361	28,979	—	—	148,464
Commercial & industrial	13,717	4,481	4,239	444	—	22,881
HELOC	21,730	—	—	—	—	21,730
Consumer	1,199	—	—	—	—	1,199
	243,078	12,157	36,742	444	—	292,421
Total grade as a % of total net loans	83.1%	4.2%	12.6%	0.2%	—%

Purchased credit impaired loans:
Pool 1 - Construction and land A&D	9,982	2,980	54,682	—	—	67,644
Pool 2 - Single-family residential	3,667	—	8,263	—	—	11,930
Pool 3 - Multi-family	—	—	3,324	—	—	3,324
Pool 4 - HELOC & other consumer	3,544	—	5,411	—	—	8,955
Pool 5 - Commercial real estate	418	30,579	48,069	—	—	79,066
Pool 6 - Commercial & industrial	2,859	2,725	25,662	772	—	32,018
	$20,470	$36,284	$145,411	$772	$—	202,937
					Total covered loans	495,358
					Discount	(109,409)
					Allowance	$(3,766)
					Covered loans, net	$382,183

Analysis of age of purchased non-credit impaired loans in past due status
The following table provides an analysis of the age of purchased non-credit impaired loans in past due status for the period ended September 30, 2011.

	Amount of Loans Net of LIP & Chg.-Offs	Days Delinquent Based on $ Amount of Loans					% based on $
Type of Loans		Current	30	60	90	Total
	(In thousands)
Single-family residential	$46,214	$43,445	$1,034	$30	$1,705	$2,769	5.99%
Construction - speculative	1,315	1,315	—	—	—	—	NM
Construction - custom	—	—	—	—	—	—	NM
Land - acquisition & development	15,058	13,344	487	—	1,227	1,714	11.38%
Land - consumer lot loans	654	527	16	—	111	127	19.42%
Multi-family	34,906	33,398	—	—	1,508	1,508	4.32%
Commercial real estate	148,464	142,060	1,527	—	4,877	6,404	4.31%
Commercial & industrial	22,881	18,049	3,606	703	523	4,832	21.12%
HELOC	21,730	20,339	731	391	269	1,391	6.40%
Consumer	1,199	1,123	31	8	37	76	6.34%
	$292,421	$273,600	$7,432	$1,132	$10,257	$18,821	6.44%